UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-08614

The Brandes Investment Trust
(Exact name of registrant as specified in charter)

11988 El Camino Real, Suite 500
San Diego, CA 92130
(Address of principal executive offices) (Zip code)

Michael Glazer, Esq.
c/o Paul, Hastings, Janofsky & Walker, LLP
515 South Flower, 23rd Floor
Los Angeles, CA 90071
(Name and address of agent for service)

800-331-2979
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2006

Date of reporting period: December 31, 2005

Item 1. Schedule of Investments.
Brandes Institutional International Equity Fund
SCHEDULE OF INVESTMENTS IN SECURITIES at December 31, 2005 (Unaudited)

	Shares	Value
COMMON STOCKS: 95.4%

Brazil: 1.6%
Centrais Electricas Brasileiras S.A.(1)	785,130	$6,387,268
Contax Participacoes S.A., ADR	115,700	139,210
Tele Centro Oeste Celular Participacoes S.A., ADR	17,172	192,670
Tele Leste Celular Participacoes S.A.* (1)	1,330	18,820
Telecomunicacoes Brasileiras S.A., ADR	115,700	3,974,295
Telesp Celular Participacoes S.A., ADR	16,223	61,323
TIM Participacoes S.A.	10,714	270,850
		11,044,436
Canada: 1.7%
Bombardier, Inc. - Class B (1)	1,755,800	4,168,609
Nortel Networks Corp.*	2,442,000	7,472,520
		11,641,129
France: 8.2%
Alcatel S.A.*	1,113,600	13,797,142
Carrefour S.A.	157,700	7,386,194
Electricite de France* (1)	90,070	3,408,567
Electricite de France**(1)	182,491	6,906,104
France Telecom S.A.	423,500	10,519,112
France Telecom S.A.**	61,200	1,520,117
Regie Natl. Usines Renault	58,849	4,798,125
Sanofi-Aventis S.A.	103,868	9,112,710
		57,448,071
Germany: 10.0%
DaimlerChrysler AG	314,000	16,029,612
Deutsche Telekom AG	1,192,200	19,863,921
Heidelberger Druckmaschinen**(1)	144,300	5,518,879
Hypo Real Estate Holding AG	74,575	3,881,161
Muenchener Rueckversicherungs AG	49,200	6,659,297
Schering AG	62,416	4,180,475
Volkswagen AG (1)	258,647	13,653,779
		69,787,124
Italy: 5.7%
Banca Intesa SpA	1,652,950	8,753,182
Telecom Italia SpA	2,704,074	7,871,670
Telecom Italia Svings Shs SpA	3,594,650	8,911,562
Unicredito Italiano SpA	2,088,100	14,380,947
		39,917,361

Brandes Institutional International Equity Fund
SCHEDULE OF INVESTMENTS IN SECURITIES at December 31, 2005 (Unaudited) - (Continued)

	Shares	Value

Japan: 22.4%
Astellas Parma, Inc.	125,500	$4,896,522
Daiichi Sankyo Co., Ltd.	641,302	12,374,576
Eisai Co., Ltd. (1)	139,400	5,852,672
Fuji Photo Film Co., Ltd.	388,800	12,861,069
Hitachi, Ltd.	1,968,800	13,275,623
Japan Tobacco, Inc.	809	11,802,205
Millea Holdings, Inc. Tokyo	761	13,102,884
Mitsubishi UFJ Financial Group (1)	748	10,150,975
Mitsui Sumitomo Insurance Co., Ltd.	838,000	10,256,438
Nippon Telegraph & Telephone Corp.	3,307	15,034,368
Ono Pharmaceutical Co.	87,000	3,933,079
Rohm Co., Ltd.	38,200	4,156,964
Sony Corp.	501,400	20,498,287
Sumitomo Mitsui Financial Group, Inc.	1,009	10,697,625
Taisho Pharmaceutical Co., Ltd. (1)	170,000	3,186,599
TDK Corp.	61,200	4,220,153
		156,300,039
Mexico: 1.4%
Telefonos de Mexico S.A. - Class L, ADR	397,680	9,814,742

Netherlands: 10.9%
Aegon N.V.	636,440	10,355,555
Akzo Nobel N.V.	268,200	12,425,211
Heineken N.V. (1)	112,125	3,553,254
Koninklijke Ahold N.V.*	1,687,000	12,636,651
Koninklijke Ahold N.V.**	205,466	1,539,065
STMicroelectronics N.V.	760,000	13,643,079
Unilever N.V. (1)	229,468	15,708,644
Wolters Kluwer N.V.	323,061	6,529,586
		76,391,045
New Zealand: 1.0%
Telecom New Zealand, Ltd.	1,703,657	6,974,792

Portugal: 1.5%
Portugal Telecom S.A.	1,065,817	10,783,555

Singapore: 2.8%
DBS Group Holdings, Ltd.	916,069	9,090,992
Jardine Matheson Holdings, Ltd.	253,490	4,360,028
Overseas Chinese Banking Corp., Ltd.	1,485,600	5,986,540
		19,437,560

Brandes Institutional International Equity Fund
SCHEDULE OF INVESTMENTS IN SECURITIES at December 31, 2005 (Unaudited) - (Continued)

	Shares	Value

South Korea: 5.7%
Korea Electric Power Corp., ADR (1)	553,200	$10,781,868
KT Corp., ADR (1)	350,100	7,544,655
LG Electronics, Inc.	212,000	18,716,362
SK Telecom, ADR (1)	131,000	2,657,990
		39,700,875
Spain: 3.2%
Banco Bilbao Vizcaya S.A.	291,500	5,201,794
Banco Santander Central Hispano S.A.	364,900	4,814,619
Telefonica S.A.	839,901	12,632,429
		22,648,842
Switzerland: 5.7%
Nestle S.A.	77,200	23,071,939
Swisscom AG (1)	31,700	9,998,156
Zurich Financial Services AG	33,026	7,032,152
		40,102,247
United Kingdom: 13.1%
BT Group Plc	3,006,712	11,509,904
Compass Group Plc	1,812,800	6,869,429
Corus Group Plc	2,163,000	2,193,162
Corus Group Plc**	3,596,650	3,646,803
GlaxoSmithKline Plc	498,200	12,577,308
Invensys Plc*	3,491,359	1,110,014
Invensys Plc**	5,727,389	1,820,919
J Sainsbury Plc	1,644,112	8,907,353
Marks & Spencer Group Plc	1,402,419	12,171,142
Royal & Sun Alliance Insurance Group Plc	1,009,000	2,180,527
Royal & Sun Alliance Insurance Group Plc**	1,009,000	2,180,527
Unilever Plc	917,200	9,087,105
Wm. Morrison Supermarkets Plc	5,267,011	17,514,888
		91,769,081
Venezuela: 0.5%
Cia Anonima Nacional Telefonos de Venezuela, ADR	236,675	3,384,452

TOTAL COMMON STOCKS (cost $562,217,348)		667,145,351

Brandes Institutional International Equity Fund
SCHEDULE OF INVESTMENTS IN SECURITIES at December 31, 2005 (Unaudited) - (Continued)

	Principal
SHORT-TERM INVESTMENT: 3.7%	Amount	Value
Repurchase Agreement: 3.7%
Investors Bank & Trust Co., Repurchase Agreement, 3.02%, dated 12/30/05, due 01/03/06 [collateralized by $26,489,816 FHR 2551 LF, 4.97%, due 01/15/33; SBA Pool #506187, 7.38%, due 05/25/16 (Market Value $27,071,205)] (proceeds $25,790,751)	$25,782,100	$25,782,100

TOTAL SHORT-TERM INVESTMENT (cost $25,782,100)		25,782,100

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING: 7.8%
Commercial Paper - 1.1%
Yorktown Capital, LLC, 4.33%, due 01/04/06 (cost $7,500,000)	7,500,000	7,500,000

Demand Notes - 0.7%
Barclays, 4.27%, due 01/25/06 (cost $5,000,000)	5,000,000	5,000,000

Repurchase Agreements - 6.0%
Credit Suisse First Boston Corp. (Dated 12/30/05), 4.29%, due 01/03/06, (Repurchased proceeds $7,250,645); Collateralized by $7,455,792 in various corporate bonds and commerical papers with interest ranges of 3.80% to 8.41% and maturity date ranges of 07/01/06 to 05/15/33	7,108,475	7,108,475
Goldman Sachs Group, Inc. (Dated 12/30/05), 4.29%, due 01/03/06, (Repurchased proceeds $9,596,666); Collateralized by $11,515,999 in various corporate bonds and commerical papers with interest ranges of 0.00% to 6.75% and maturity date ranges of 03/01/06 to 12/15/53	9,408,496	9,408,496
Lehman Brothers Triparty Agreement (Dated 12/30/05), 4.29%, due 01/03/06, (Repurchased proceeds $7,856,063); Collateralized by $8,826,470 in various corporate bonds and commerical papers with interest ranges of 2.38% to 8.75% and maturity date ranges of 06/01/06 to 03/01/31	7,702,023	7,702,023
Merrill Lynch & Co. (Dated 12/30/05), 4.24%, due 01/03/06, (Repurchased proceeds $9,020,001); Collateralized by $9,020,033 in various corporate bonds and commerical papers with interest ranges of 0.00% to 4.00% and maturity date ranges of 01/03/06 to 01/13/33	8,843,138	8,843,138

Brandes Institutional International Equity Fund
SCHEDULE OF INVESTMENTS IN SECURITIES at December 31, 2005 (Unaudited) - (Continued)

	Principal
	Amount	Value

Morgan Stanley Dean Witter & Co. (Dated 12/30/05), 4.36%, due 01/03/06, (Repurchased proceeds $9,043,707); Collateralized by $9,090,043 in various corporate bonds and commerical papers with interest ranges of 0.00% to 8.60% and maturity date ranges of 01/30/07 to 10/15/31	$8,866,379	$8,866,379
Total Repurchase Agreements (cost $41,928,511)		41,928,511

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING
(cost $54,428,511)		54,428,511

TOTAL INVESTMENTS IN SECURITIES (cost $642,427,959^): 106.9%		$747,355,962
Liabilities in excess of Other Assets: (6.9)%		(48,260,503)
NET ASSETS: 100.0%		$699,095,459

*	Non-income producing security.
**
Security was purchased exempt from registration in the U.S. pursuant to Rule 144A of the Securities Act of 1933 (the "Act") or was aquired in a private placement, and, unless registered under the Act, may only be sold to "qualified institutional buyers" (as defined in the "Act" or pursuant to another exemption from registration.)

ADR	American Depositary Receipt
(1)	This security or a portion of this security is out on loan at December 31, 2005.
Total loaned securities had a market value of $51,823,757 at December 31, 2005.

^	The cost basis of investments for federal income tax purposes at December 31, 2005 was as follows:

Cost of investments	$642,427,959
Gross unrealized appreciation	$130,328,596
Gross unrealized depreciation	(25,400,593)
Net unrealized appreciation	$104,928,003

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Brandes Institutional International Equity Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at December 31, 2005 (Unaudited)

Industry	Percentage
Aerospace & Defense	0.6%
Automobiles	4.9%
Beverages	0.5%
Chemicals	1.8%
Commercial Banks	9.9%
Communications Equipment	3.0%
Diversified Financial Services	0.6%
Diversified Telecommunication Services	20.1%
Electric Utilities	3.9%
Electronic Equipment & Instruments	2.5%
Food & Staples Retailing	6.9%
Food Products	6.9%
Hotels Restaurants & Leisure	1.0%
Household Durables	5.6%
Insurance	7.4%
Leisure Equipment & Products	1.8%
Machinery	1.2%
Media	0.9%
Metals & Mining	0.8%
Multiline Retail	1.7%
Pharmaceuticals	8.0%
Semiconductor & Equipment	2.6%
Thrifts & Mortgage Finance	0.6%
Tobacco	1.7%
Wireless Telecommunication Services	0.5%
TOTAL COMMON STOCK	95.4%
SHORT-TERM INVESTMENTS (1)	11.5%
TOTAL INVESMENTS IN SECURITIES	106.9%
Liabilities in excess of Other Assets	-6.9%
NET ASSETS	100.0%

(1)	Includes investments purchased with cash proceeds from securities from securities lending.

Brandes Separately Managed Account Reserve Trust
SCHEDULE OF INVESTMENTS IN SECURITIES at December 31, 2005 (Unaudited)

	Principal
	Amount	Value
CORPORATE BONDS: 83.1%

Advertising: 2.2%
Interpublic Group of Cos., Inc., 6.25%, 11/15/14	$375,000	$324,375

Aerospace & Defense: 2.4%
Bombardier, Inc., 6.30%, 05/01/14	400,000	350,000

Auto Parts & Equipment: 10.3%
American Axle & Manufacturing, Inc., 5.25%, 02/11/14	425,000	335,209
Delphi Corp., 6.50%, 05/01/09	400,000	204,000
Goodyear Tire & Rubber Co., 7.86%, 08/15/11	425,000	416,500
Lear Corp., 5.75%, 08/01/14	300,000	243,960
Visteon Corp., 7.00%, 03/10/14	425,000	330,437
		1,530,106
Commercial Services: 6.7%
Cendant Corp., 6.25%, 01/15/08	350,000	356,480
Deluxe Corp., 3.50%, 10/01/07	470,000	448,537
Quebecor World Capital Corp., 6.13%, 11/15/13	210,000	188,417
		993,434
Computers: 6.8%
Electronic Data Systems Corp., 7.13%, 10/15/09	425,000	451,977
Unisys Corp., 6.88%, 03/15/10	600,000	558,000
		1,009,977
Diversified Financial Services: 7.6%
Ford Motor Credit Co., 6.63%, 06/16/08	525,000	476,463
General Motors Acceptance Corp., 6.13%, 01/22/08	535,000	490,142
General Motors Acceptance Corp., 6.88%, 09/15/11	180,000	164,337
		1,130,942
Electric: 6.8%
FirstEnergy Corp., 6.45%, 11/15/11	525,000	557,177
Xcel Energy, Inc., 7.00%, 12/01/10	425,000	457,874
		1,015,051
Forest Products & Paper: 6.7%
Norske Skog Canada Ltd., 8.63%, 06/15/11	650,000	624,000
Tembec Industries, Inc., 8.50%, 02/01/11	675,000	378,000
		1,002,000
Healthcare: 7.7%
Hanger Orthopedic Group, Inc., 0.38%, 02/15/09	525,000	527,625
Tenet Healthcare Corp., 9.88%, 07/01/14	610,000	620,675
		1,148,300
Insurance: 3.1%
UnumProvident Corp., 7.63%, 03/1/11	425,000	458,856

Media: 5.7%
Comcast Corp., 5.85%, 11/15/15	300,000	304,442
Time Warner Cos., Inc., 9.13%, 01/15/13	450,000	533,321
		837,763

Brandes Separately Managed Account Reserve Trust
SCHEDULE OF INVESTMENTS IN SECURITIES at December 31, 2005 (Unaudited) - (Continued)

	Principal
	Amount	Value
Miscellaneous Manufacturing : 3.7%
Tyco International Group S.A., 6.38%, 10/15/11	$525,000	$545,919

Pharmaceuticals: 2.1%
Merck & Co., Inc., 4.75%, 03/01/15	525,000	311,386

Pipelines: 2.0%
El Paso Corp., 7.00%, 05/15/11	525,000	299,250

Telecommunications: 9.3%
Citizens Communications Co., 9.25%, 05/15/11	525,000	581,438
LCI International, Inc., 7.25%, 06/15/07	450,000	454,500
Verizon New York, Inc., 6.88%, 04/1/12	325,000	339,218
		1,375,156

TOTAL CORPORATE BONDS (cost $12,716,301)		12,332,515

MORTGAGE PASS-THROUGH SECURITIES: 14.9%
Federal Home Loan Mortgage Corp.
Gold Pool, 5.00%, 01/01/36	750,000	726,094

Federal National Mortgage Association
Pool, 5.00%, 01/01/21	750,000	742,031
Pool, 5.50%, 01/01/36	750,000	742,734
		1,484,765

TOTAL MORTGAGE PASS-THROUGH SECURITIES (cost $2,194,922)		2,210,859

U.S. TREASURY NOTES/BONDS: 4.0%
3.88%, 09/15/10	195,000	191,001
8.13%, 08/15/19	300,000	407,087

TOTAL U.S. TREASURY NOTES/BONDS (cost $600,118)		598,088

Brandes Separately Managed Account Reserve Trust
SCHEDULE OF INVESTMENTS IN SECURITIES at December 31, 2005 (Unaudited) - (Continued)

	Principal
	Amount	Value
SHORT-TERM INVESTMENT: 11.0%

Repurchase Agreement: 11.0%
Investors Bank & Trust Co., Repurchase Agreement, 3.02%, dated 12/30/05,	$1,625,826	$1,625,826
due 01/03/06 [collateralized by $1,719,891 FN779763, 5.50%, due 06/01/34;
(Market Value $1,707,117)] (proceeds $1,626,371)

TOTAL SHORT-TERM INVESTMENT (cost $1,625,826)		1,625,826

TOTAL INVESTMENTS IN SECURITIES (cost $17,137,167^): 113.0%		16,767,288
Liabilities in excess of Other Assets: (13.0)%		(1,930,111)
NET ASSETS: 100.0%		$14,837,177

^	The cost basis of investments for federal income tax purposes at December 31, 2005 was as follows:

Cost of investments	$17,137,167
Gross unrealized appreciation	$41,772
Gross unrealized depreciation	(411,651)
Net unrealized depreciation	$(369,879)

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Brandes Investment Trust
By (Signature and Title)	/s/ Debra McGinty-Poteet
Debra McGinty-Poteet, President

Date	February 9, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Debra McGinty-Poteet
Debra McGinty-Poteet, President

Date	February 9, 2006

By (Signature and Title)*	/s/ Gary Iwamura
Gary Iwamura, Treasurer

Date	February 9, 2006

* Print the name and title of each signing officer under his or her signature.